Convertible Preferred Stock	12 Months Ended
Dec. 31, 2021
Features of Convertible Preferred Stock [Abstract]
Convertible Preferred Stock
9.	Convertible Preferred Stock
In July 2019, the Company raised $3,843 by issuing 2,787,854 shares of Series Seed Convertible Preferred Stock. Coincident with the issuance of Series Seed Preferred Stock, $870 of SAFEs converted to 774,894 shares of Series Seed Preferred Stock and $4,124 of convertible notes, including accrued interest, converted to 5,338,727 shares of Series Seed Preferred Stock.
The Company is authorized to issue up to 10,113,621 of convertible preferred stock with $0.0001 par value. 4,000,000 shares have been designated as
Series Seed-1
convertible preferred stock, 774,894 shares have been designated as
Series Seed-2
convertible preferred stock, 3,615,580 shares have been designated as
Series Seed-3
convertible preferred stock and 1,723,147 shares have been designated as
Series Seed-4
convertible preferred stock (collectively, “Series Seed Preferred” or “preferred stock“). At December 31, 2020, the Company had 8,908,600 of Series Seed Preferred issued and outstanding, respectively. In connection with the Initial Public Offering (“IPO”) on November 10, 2021, all of the Company’s convertible preferred stock outstanding at the time of the IPO automatically converted into an aggregate of 2,227,116 shares of common stock.
The holders of preferred stock have the rights, preferences, privileges and restrictions as set forth below:
Dividends:
The holders of preferred stock are entitled to receive dividends prior to and in preference to any declaration of payment of dividends on common stock, when and if declared by the Board of Directors. Any additional dividends will be paid ratably to holders of common and preferred stock, with the holders of preferred stock participating on an as-if
converted basis. No dividends have been declared or paid prior to conversion to common stock in November 2021.
Voting Rights:
The holders of each share of preferred stock are entitled to voting rights equal to the number of shares of common stock into which the shares could be converted. As long as 2,419,099 shares of preferred stock remain outstanding, the holders of preferred stock, voting together as a class, shall be entitled to elect two members of the Company’s Board of Directors. The holders of common stock, voting together as a single class, shall be entitled to elect two members of the Company’s Board of Directors. Remaining members of the Company’s Board of Directors will be elected by the holders of a majority of the shares of preferred stock and common stock, voting together as a single class.
Liquidation Rights / Redemption Provision:
In the event of any liquidation, dissolution or winding up of the Company or a deemed liquidation event, whether voluntary or involuntary, the holders of preferred stock have liquidation preferences, before any distribution or payment is made to holders of any common stock, an amount per share equal to the original issue price of $5.6136 for
Series Seed-1
preferred stock, $4.4908 for
Series Seed-2
preferred stock, $2.3364 for
Series Seed-3
preferred stock and $4.6724 for
Series Seed-4
preferred stock as adjusted for stock splits, stock dividends, combinations, recapitalizations and the like, plus any declared but unpaid dividends. If the assets and funds to be distributed among the holders of preferred stock are insufficient to permit the payment to such holders, then the entire assets and funds of the Company legally available for distribution will be distributed ratably among the holders of preferred stock in proportion to the preferential amount each such holder is otherwise entitled to receive.
Upon completion of the payment of the full liquidation preference of preferred stock, the remaining assets of the Company, if any, shall be distributed ratably to the holders of preferred stock and common stock on a pari passu
 basis.
Redemption:
The preferred stock is not redeemable. Upon certain change in control events that are outside of the Company’s control, including liquidation, sale or transfer of control of the Company, the preferred stock is contingently redeemable.
Conversion:
Each share of preferred stock is convertible into shares of common stock, at the option of the holder, at any time after date of issuance. Each share of preferred stock automatically converts to the number of shares of common stock determined in accordance with the conversion rate upon the earlier of (i) written consent of a majority of the then outstanding shares of preferred stock, voting together as a single class or (ii) the closing of a public offering, in which the gross cash proceeds are at least $20,000. At December 31, 2020, the conversion price for each share of
Series Seed-1
preferred stock,
Series Seed-2
preferred stock, Series
Seed-3
preferred stock and
Series Seed-4
preferred stock is $5.6136, $4.4908, $2.3364 and $4.6724, respectively. The conversion price is subject to downward adjustment if the Company issues options or convertible securities with exercise or conversion terms more favorable than the preferred stock.
Protective Provisions:
The holders of preferred stock have certain protective provisions. As long as 2,419,099 of the shares of Series Seed Preferred remain outstanding (as adjusted for any stock splits, stock dividends, combinations, subdivisions, recapitalizations, reorganizations, reclassifications or the like), the Company shall not, either directly or by amendment, merger, consolidation, reclassification or otherwise, amend, alter or repeal any provision of the Company’s Certificate of Incorporation or Bylaws in a manner that would adversely alter the rights, preferences, and privileges of the Series Seed Preferred without first obtaining approval of the majority of the outstanding shares of Series Seed Preferred.